DEBT - Contractual maturities of debt obligation (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 09, 2017
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Year Two	$ 22.0	$ 145.2
Long-term Debt, Maturities, Repayments of Principal in Year Three	22.0	500.0
Long-term Debt, Maturities, Repayments of Principal in Year Four	22.0	2,070.0
Long-term Debt, Maturities, Repayments of Principal in Year Five	$ 22.0	870.0
Long-term Debt, Gross		3,585.2
Term Loan due 2023
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Year Four		2,070.0
Long-term Debt, Gross		2,070.0	$ 2,070.0	$ 2,245.0
9.250% Senior notes due 2024
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Year Five		750.0
Long-term Debt, Gross		750.0	750.0
12.00%/13.00% PIK notes due 2022
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Year Three		500.0
Long-term Debt, Gross		500.0	500.0
ABL Revolving Credit Facility
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Year Two		145.2
Long-term Debt, Gross		145.2	$ 245.1
10.00% notes due 2024
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Year Five		120.0
Long-term Debt, Gross		$ 120.0